Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed consolidated financial statements were available to be issued. Based upon this review, other than described below, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.

Optional Extension

On July 10, 2023, the Board approved the Optional Extension, extending the date by which the Company is required to complete an initial Business Combination until October 14, 2023.

AGT Merger Agreement

On August 9, 2023, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “AGT Merger Agreement”) with 10X AGT Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“AGT Merger Sub”), and American Gene Technologies International Inc., a Delaware corporation (“AGT”).

Pursuant to the AGT Merger Agreement, AGT (or, should AGT elect to undergo the F-Reorganization (as defined in the AGT Merger Agreement), a newly formed parent of AGT) will merge with and into AGT Merger Sub (the “Merger”), with AGT Merger Sub surviving the Merger as a wholly owned subsidiary of the Company.

The AGT Merger Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Business Combination.

Acquiror Support Agreement

Concurrently with the execution of the AGT Merger Agreement, the Company entered into the Acquiror Support Agreement (the “Acquiror Support Agreement”) with AGT, the Sponsor and the Company’s directors and officers (the Sponsor and the Company’s directors and officers are collectively referred to as the “Class B Holders”), pursuant to which the Class B Holders agreed to, among other things, (1) vote at any meeting or pursuant to any action of written resolution of the Company’s shareholders all of their Class B ordinary shares held of record or thereafter acquired in favor of the Business Combination, the Redomicile and the other Proposals (each as defined in the AGT Merger Agreement) and (2) be bound by certain other covenants and agreements related to the Business Combination, in each case, on the terms and subject to the conditions set forth in the Acquiror Support Agreement.

Additionally, pursuant to the Acquiror Support Agreement, the Class B Holders agreed not to Transfer (as defined in the Acquiror Support Agreement) any Lock-Up Shares (as defined in the Acquiror Support Agreement) during the period beginning on the date of the closing of the Business Combination (the “Closing Date”) and ending on the date that is thirty-six (36) months after the Closing Date, with certain exceptions.

AGT Support Agreements

Concurrently with the execution of the AGT Merger Agreement, certain stockholders of AGT representing the requisite votes necessary to approve the Business Combination and the Preferred Stock Conversion (as defined in the AGT Merger Agreement) entered into support agreements (the “AGT Support Agreements”) with the Company and AGT, pursuant to which such stockholders agreed to (i) to the extent such stockholder holds preferred stock of AGT (“AGT Preferred Stock”), to vote in favor of or consent to the Preferred Stock Conversion, (ii) to vote in favor of or consent to the Distribution (as defined in the Separation Agreement) and the other transactions contemplated by that certain Separation Agreement by and between AGT and a newly formed, wholly owned, direct subsidiary of AGT (the “Separation Agreement”), (iii) vote at any meeting of the stockholders of AGT all shares of common stock of AGT or AGT Preferred Stock held of record or thereafter acquired in favor of the Business Combination and the other transactions contemplated by the AGT Merger Agreement, (iv) be bound by certain other covenants and agreements related to the Business Combination and (v) be bound by certain transfer restrictions with respect to such securities, prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the AGT Support Agreements.

Committed Equity Facility

On August 9, 2023, the Company and AGT entered into a non-binding letter of intent with CF Principal Investments LLC, an affiliate of Cantor, related to a committed equity facility. Upon negotiation and execution of a definitive purchase agreement between the parties with respect to the proposed transaction, the Company (or any successor entity to the Company following the Business Combination, as applicable) will have the right, from time to time at its option, to sell to Cantor up to $50 million shares of the post-Business Combination company’s common stock (the “Securities”). Upon the Company’s delivery of a purchase notice, Cantor would be required to buy a specified percent of the daily trading volume of the Securities (subject to a maximum of 25%) on the day Cantor receives such purchase notice.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date consolidated financial statements were available to be issued. Based upon this review, except as noted in Note 1, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.